Expense Example {- Fidelity SAI Japan Stock Index Fund} - NF_10.31 Fidelity SAI International Index Funds Combo PRO-01 - Fidelity SAI Japan Stock Index Fund - Fidelity SAI Japan Stock Index Fund	May 19, 2021 USD ($)
Expense Example:
1 year	$ 14
3 years	$ 45